Segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) € in Millions	6 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)
Reconciliation of adjusted EBITDA to operating profit
Adjusted EBITDAaL	€ 5,728	€ 5,411
Restructuring costs	(186)	(58)
Interest on lease liabilities	292	220
Gain/(loss) on disposal of property, plant and equipment and intangible assets	155	(12)
Depreciation and amortisation on owned assets	(4,095)	(3,672)
Share of results of equity accounted associates and joint ventures	182	(40)
Other income	86	533
Operating profit	2,162	2,382
Investment and other income	1,085	566
Financing costs	(1,134)	(843)
Profit before taxation	2,113	€ 2,105
Indus Towers
Reconciliation of adjusted EBITDA to operating profit
Lease assets	130
Net gain on disposal	714
Expense of security arrangement relating to sale of associate	€ 238
Remaining interest in previous associate after sale of interests	3